Note 17 - Segmented Information	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
17.
SEGMENTED INFORMATION

The Company operates
two
distinct reportable business segments as follows:

License of intellectual property: Lingo Learning is a print-based publisher of English language learning textbook programs in China. It earns significantly higher royalties from Licensing Sales compared to Finished Product Sales.

Online and Offline Language Learning: ELL Technologies is a global web-based educational technology (“EdTech”) language learning, training, and assessment company. The Company provides the right to access hosted software over a contract term without the customer taking possession of the software. The Company also provides offline licenses for the right to use perpetual language-learning.

Transactions between operating segments and reporting segment are recorded at the exchange amount and eliminated upon consolidation.

Segmented
I
nformation
(B
efore
O
ther
F
inancial
I
tems
Below)

June 30 , 20 20	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$2,242,498	$2,442,338	$55,186	$2,740,022
Segmented liabilities	194,497	674,104	134,417	1,003,018
Segmented revenue - online	171,603	-	-	171,603
Segmented revenue - royalty	5,998	896,912	-	902,910
Segmented direct costs	59,322	60,019	-	119,341
Segmented selling, general & administrative	(576,562)	32,948	297,003	(246,611)
Segmented profit / (loss)	562,808	656,749	(297,292)	922,265

June 30, 2019	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$117,687	$1,576,836	$41,755	$1,736,275
Segmented liabilities	218,457	475,622	337,603	1,031,682
Segmented revenue - online	145,380	-	-	145,380
Segmented revenue - royalty	3,802	857,988	-	861,790
Segmented direct costs	30,215	44,206	-	74,422
Segmented selling, general & administrative	78,762	90,778	261,377	430,917
Segmented profit / (loss)	(80,930)	547,423	(261,734)	204,759

June 30, 2018	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$175,619	$1,154,500	$95,571	$1,425,690
Segmented liabilities	90,617	126,457	648,040	864,114
Segmented revenue - online	159,605	-	-	159,605
Segmented revenue -roaylty	2,771	878,138	-	880,909
Segmented direct costs	51,032	42,174	-	93,206
Segmented selling, general & administrative	153,703	61,864	409,056	624,624
Segmented profit / (loss)	(242,295)	632,952	(409,502)	(18,845)

Other Financial Items	20 20	201 9	201 8
Online English Language Learning segmented income (loss)	$562,808	$(80,930)	$(242,295)
Print-Based English Language Learning segmented income (loss)	656,749	547,423	632,952
Head office	(297,292)	(261,734)	(409,502)
Foreign exchange	(58,392)	(7,324)	63,956
Interest income (expense)	7,921	(24,547)	(38,924)
Share-based payment	(13,846)	(56,759)	(73,071)
Other comprehensive income (loss)	98,934	(26,886)	636
Total Comprehensive Income ( Loss )	$956,882	$89,243	$(66,249)

Revenue by Geographic Region

	2020	2019	2018
Latin America	$194,053	$87,370	$112,458
China	861,747	894,643	898,155
Other	18,713	25,156	29,901
	$1,074,513	$1,007,169	$1,040,514

Identifiable
Non-Current
Assets by Geographic Region

	2020	2019	2018
Canada	$497,065	$394,501	$1,422,058
China	510	604	3,632
	$497,575	$395,105	$1,425,690